UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item #1. Reports to Stockholders.

INDEX	Union Street Partners Value Fund

Semi-Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

For the Six Months ended
March 31, 2017
(unaudited)

May 5, 2017

Dear Shareholders:

The Union Street Partners Value Fund (the “Fund”) performance for the first half of fiscal year 2017 (9/30/2016 — 3/31/2017) was 13.55% (Advisor shares). The Russell 1000® Value Total Return Index was 10.16% and the Morningstar Large Cap Value peer group return was 10.28% for the same period.

We believe the November election was the catalyst that drove the Fund’s performance for the first half of the fiscal year. Clarity for markets is typically a stabilizing event that helps drive prices higher. The Fund’s exposure to the banking sector delivered outstanding returns for shareholders as hope for reduced banking regulation, lower taxes, and stronger economic growth led to a rapid increase in bank stock multiples. We have long maintained that banks in general were undervalued by the market—our patience was rewarded handsomely. With that said, we still view the banks as attractive investments for the long-term and believe that a normalized interest rate environment will help grow future bank profits and share prices. As of March 31st, 31.2% of the Fund’s assets are invested in the Financials sector.

On the flip side, brick and mortar retailers were the Fund’s bottom performers. The Fund’s positions in Target (TGT) and JC Penney (JCP) were the two leading detractors of performance for the period as the US consumer continues to purchase more goods online. While we acknowledge the difficulties for brick and mortar retailers, we feel that the current pessimism in the space has reached a fever pitch. The story may not be sexy or exciting, but the prospects and probability of a rebound in share prices for these retailers looks to be in our favor. We have confidence in both management teams and believe they are working incredibly hard each day to keep their businesses relevant and profitable to deliver strong returns to shareholders. With that said, we are not wed to these two businesses and if the retail environment does not improve we can always sell and reallocate the capital. As of March 31st, 6.1% of the Fund’s assets are invested in JCP and TGT.

Briefly on the rapid growth in passive index investing

The huge sums of money flowing into passive investing strategies concerns us. In 2009 passive indexing strategies were roughly 20% of fund industry assets1. At the end of 2016 passive strategies controlled 36% of fund assets2. For US equity strategies, the shift is even more dramatic. Morningstar estimates that passive strategies control around 46% of US equity exposure invested in funds at year-end 2016.

In other words, $2.9 trillion (46%) invested in US equity funds has no opinion on the underlying value of stock or business fundamentals!

The firehose of money into passive strategies hasn’t shown any sign of slowing. December 2016 was a record month for fund flows into passive equity strategies. The previous record for passive strategy inflows was November 2016.

1 BofAML US Equity & US Quant Strategy, Simfund, (as cited by Julie Verhage. “These Charts Show the Astounding Rise in Passive Management.” Bloomberg Markets. 30 Dec. 2015.)
2 Tom Lauricella, “Morningstar Direct Asset Flows Commentary: United States,” Morningstar. (11 Jan. 2017)

In our opinion, this clearly has had an impact on valuations for companies included in indexes. Indiscriminate buying like we have witnessed can quickly shift to indiscriminate selling. Large, broad directional swings, both up and down, have an impact on investor psychology and can lead to performance chasing at market tops and fear induced selling at market bottoms. That is not a recipe for long-term wealth creation—our goal as long-term equity managers.

We acknowledge that some of the companies we own have benefited from increased flows into passive strategies. Apple, for example, is the largest component of the S&P 500® Index and over 3% of each new dollar invested in passive strategies tracking the S&P 500® Index is funneled into Apple stock. Market prices are determined by supply and demand, so it is reasonable to assume that an increase in demand for Apple stock has helped boost its share price. Fortunately, we believe Apple’s fundamentals and share price are not out of line with a price to earnings multiple of 14.6 times this year’s forecasted earnings.

The same can’t be said for some of the other heady tech names that have steadily marched up in value despite little to no earnings. Barron’s this week discussed Amazon and pointed out that since it went public in 1997 the company has earned cumulative profits of about $5 billion. Amazon’s current market capitalization is $450 billion which means its shares are valued at 90 times the profit it has generated in twenty years. For perspective, the S&P 500® Index trailing one year price-to-earnings multiple is roughly 23. We love Amazon the business, but the stock market is assigning such a high multiple we simply wouldn’t be able to sleep at night with it in the portfolio. Perhaps it will continue to be assigned such a high multiple of earnings—but in the case that the market re-rates the stock, we will not be party to a huge decline in per share value. Maybe then we will have the opportunity to own it. Passive index investors, by design, have no opinion on the valuation of Amazon or its underlying business. They simply continue to accumulate shares as long as it remains a part of the index it tracks.

Walter Lippman said it well in his book The Stakes of Diplomacy: “Where all think alike, no one thinks very much.”We worry that the frenzied adoption of passive strategies could lead to the next large destruction of wealth. When the tide will turn, we do not know. We will stay true to our process by ignoring the crowd and opportunistically buying shares in great businesses when we believe they are undervalued by the market.

Thank you

As always, we would like to thank you for trusting us to manage your hard-earned money. We continue to be vigilant in our pursuit to identify great businesses whose stock prices are undervalued.

If you have any questions, please do not hesitate to contact us directly at 800-231-3663.

Sincerely,

Bernie McGinn, CFA and McCoy Penninger, CFA

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2017 and are subject to change at any time.

Stated performance in the Fund was achieved at some or all points during the period by Union Street Partners, LLC (“USP”), the investment advisor to the Fund. USP waived or reimbursed part of the Fund’s total expenses. Had USP not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2017
(unaudited)

	Shares	Fair Value

COMMON STOCKS – 80.87%

BANKS – 11.10%
Bank of America Corp.	64,200	$1,514,478
Burke & Herbert Bank and Trust Co.	25	52,500
Citigroup, Inc.	22,000	1,316,040

		2,883,018

BEVERAGES – 2.29%
Diageo plc Spons ADR	5,150	595,237

COMPUTERS – 16.68%
Apple, Inc.	13,400	1,925,044
Intel Corp.	27,000	973,890
Microsoft Corp.	21,800	1,435,748

		4,334,682

DIVERSIFIED MANUFACTURING – 9.13%
Cummins, Inc.	3,300	498,960
General Electric Co.	33,000	983,400
Monsanto Co.	7,850	888,620

		2,370,980

INSURANCE – 3.38%
Markel Corp.*	900	878,274

MEDICAL – 6.10%
Johnson & Johnson	6,100	759,755
Merck & Co., Inc.	13,000	826,020

		1,585,775

OIL – 20.61%
BP plc Spons ADR	28,635	988,480
Chesapeake Energy Corp.*	200,000	1,188,000
Chevron Corp.	7,400	794,538
Exxon Mobil Corp.	8,600	705,286
Schlumberger Ltd.	11,600	905,960
Transocean Ltd.*	62,000	771,900

		5,354,164

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2017
(unaudited)

	Shares	Fair Value

RETAIL – 6.11%
J.C. Penney Co., Inc.*	154,000	$948,640
Target Corp.	11,600	640,204

		1,588,844

TELECOMMUNICATIONS – 5.47%
AT&T, Inc.	22,500	934,875
Verizon Communications, Inc.	10,000	487,500

		1,422,375

TOTAL COMMON STOCKS – 80.87%
(Cost: $15,264,992)		21,013,349

WARRANTS – 16.72%

FINANCIAL – 16.72%
JP Morgan Chase & Co. Warrant 10/28/18, strike $42.136*	55,500	2,570,205
Wells Fargo & Co. Warrant 10/28/18, strike $33.840*	80,000	1,775,200

TOTAL WARRANTS – 16.72%
(Cost: $1,789,238)		4,345,405

MONEY MARKET FUND – 2.17%
Fidelity® Investments Money Market Government Portfolio – Class I 1.02%**
(Cost: $563,555)	563,555	563,555

TOTAL INVESTMENTS – 99.76%
(Cost: $17,617,785 )		25,922,309
Other assets, net of liabilities – 0.24%		62,040

NET ASSETS – 100.00%		$25,984,349

*Non-Income producing.
** Effective 7 day yield as of March 31, 2017.
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2017 (unaudited)

ASSETS
Investments at fair value (identified cost of $17,617,785) (Note 1)	$25,922,309
Receivable for capital stock sold	44,874
Dividends and interest receivable	43,311
Prepaid expenses	25,224

TOTAL ASSETS	26,035,718

LIABILITIES
Payable for capital stock redeemed	45,074
Accrued investment management fees	2,212
Accrued 12b-1 fees	151
Accrued administration, accounting and transfer agent fees	2,680
Other accrued expenses	1,252

TOTAL LIABILITIES	51,369

NET ASSETS	$25,984,349

Net Assets Consist of:
Paid-in-capital applicable to 1,604,963 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$17,662,562
Accumulated undistributed net investment income (loss)	(34,125)
Accumulated net realized gain (loss) on investments	51,388
Net unrealized appreciation (depreciation) of investments	8,304,524

Net Assets	$25,984,349

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares:
Net Assets	$5,481,330
Shares Outstanding	334,146
Net Asset Value and Redemption Price*** Per Share	$16.40

Maximum Offering Price Per Share*	$17.40

Class C Shares:
Net Assets	$11,827,915
Shares Outstanding	740,828
Net Asset Value and Redemption Price Per Share	$15.97

Redemption Price Per Share**	$15.65

Advisor Class Shares:
Net Assets	$8,675,103
Shares Outstanding	529,989
Net Asset Value and Redemption Price Per Share	$16.37

* Maximum Offering Price per Share including Sales Charge of 5.75%
** Redemption Price per Share including CDSC Fee of 2% (1% effective May 1, 2017) on the proceeds redeemed within 1 year of purchase.
*** Include a maximum deferred sales charge of 2% (1% effective May 1, 2017) on the proceeds of certain redemptions made within 360 days (1 year effective May 1, 2017) of purchase if those shares were purchased without paying a front-end sales charge.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Six months ended March 31, 2017 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $1,096)	$247,370
Interest	529

Total investment income	247,899

EXPENSES
Investment management fees (Note 2)	123,946
12b-1 fees (Note 2)
Class A	6,587
Class C	56,047
Recordkeeping and administrative services (Note 2)	14,959
Accounting fees (Note 2)	12,466
Custody fees	1,712
Transfer agent fees (Note 2)	9,033
Professional fees	18,067
Filing and registration fees	7,867
Trustee fees	1,791
Compliance fees	4,081
Shareholder reports	5,423
Shareholder servicing (Note 2)
Class A	448
Class C	3,407
Advisor Class	1,972
Other	8,466

Total expenses	276,272
Fee waivers (Note 2)	(27,718)

Net expenses	248,554

Net investment income (loss)	(655)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	125,892
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,851,584

Net realized and unrealized gain (loss) on investments	2,977,476

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,976,821

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six months ended
	March 31, 2017	Year ended
	(unaudited)	September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(655)	$72,065
Net realized gain (loss) on investments	125,892	461,475
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,851,584	1,528,511

Increase (decrease) in net assets from operations	2,976,821	2,062,051

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(24,563)	(65,188)
Class C	(559)	–
Advisor Class	(80,977)	–
Net realized gain
Class A	(111,084)	(219,758)
Class C	(239,810)	(170,831)
Advisor Class	(174,039)	–

Decrease in net assets from distributions	(631,032)	(455,777)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	207,799	482,931
Class C	824,477	977,631
Advisor Class	330,994	7,247,336
Distributions reinvested
Class A	135,648	284,946
Class C	240,370	170,831
Advisor Class	255,016	–
Shares redeemed
Class A	(201,546)	(7,934,303)
Class C	(257,447)	(296,703)
Advisor Class	(382,773)	(149,476)

Increase (decrease) in net assets from capital stock transactions	1,152,538	783,193

NET ASSETS
Increase (decrease) during period	3,498,327	2,389,467
Beginning of period	22,486,022	20,096,555

End of period*	$25,984,349	$22,486,022

*Includes undistributed net investment income (loss) of:	$(34,125)	$72,106

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

			Year ended September 30,

	For the
	six months
	ended
	March 31, 2017
	(unaudited)		2016	2015	2014	2013		2012

Net asset value, beginning of period	$14.82		$13.75	$15.04	$12.95	$10.44		$8.54

Investment activities
Net investment income (loss)(1)	0.02		0.10	0.09	0.10	0.06		0.07
Net realized and unrealized gain (loss) on investments	2.98		1.31	(1.08)	2.27	2.53		1.84

Total from investment activities	3.00		1.41	(0.99)	2.37	2.59		1.91

Distributions
Net investment income	(0.08)		(0.08)	(0.10)	–	(0.08)		(0.01)
Net realized gain	(0.34)		(0.26)	(0.20)	(0.28)	–	(A)	–

Total distributions	(0.42)		(0.34)	(0.30)	(0.28)	(0.08)		(0.01)

Net asset value, end of period	$17.40		$14.82	$13.75	$15.04	$12.95		$10.44

Total Return	13.43%	**	10.36%	(6.70% )	18.45%	24.92%		22.38%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.94%	*	2.10%	1.99%	2.10%	2.43%		2.87%
Expenses, net of fee waivers and reimbursements	1.75%	*	1.75%	1.75%	1.75%	1.75%		1.75%
Net investment income (loss)	0.25%	*	0.73%	0.62%	0.71%	0.50%		0.66%
Portfolio turnover rate	4.54%	**	19.75%	11.11%	6.90%	10.43%		3.86%
Net assets, end of period (000’s)	$5,481		$4,827	$11,665	$12,932	$11,358		$8,531

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Annualized
** Not Annualized
(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C

			Year ended September 30,

	For the
	six months
	ended
	March 31, 2017
	(unaudited)		2016	2015	2014	2013		2012

Net asset value, beginning of period	$14.42		$13.41	$14.69	$12.75	$10.33		$8.51

Investment activities
Net investment income (loss) (1)	(0.04)		(0.01)	(0.02)	(0.01)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	1.93		1.28	(1.05)	2.23	2.51		1.83

Total from investment activities	1.89		1.27	(1.07)	2.22	2.48		1.82

Distributions
Net investment income	–	(A)	–	(0.01)	–	(0.06)		–
Net realized gain	(0.34)		(0.26)	(0.20)	(0.28)	–	(A)	–

Total distributions	(0.34)		(0.26)	(0.21)	(0.28)	(0.06)		–

Net asset value, end of period	$15.97		$14.42	$13.41	$14.69	$12.75		$10.33

Total Return	13.08%	**	9.56%	(7.39% )	17.55%	24.10%		21.41%

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.74%	*	2.85%	2.74%	2.85%	3.18%		3.62%
Expenses, net of fee waivers and reimbursements	2.50%	*	2.50%	2.50%	2.50%	2.50%		2.50%
Net investment income (loss)	(0.50%	)*	(0.10% )	(0.13% )	(0.04% )	(0.25%	)	(0.09%	)
Portfolio turnover rate	4.54%	**	19.75%	11.11%	6.90%	10.43%		3.86%
Net assets, end of period (000’s)	$11,828		$9,960	$8,431	$8,422	$5,334		$3,012

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Annualized
** Not Annualized
(A) Less than $0.01 per share

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Advisor Class

	For the		Period
	six months ended		April 27, 2016*
	March 31, 2017		through
	(unaudited)		September 30, 2016

Net asset value, beginning of period	$14.85		$14.48

Investment activities
Net investment income (loss)(1)	0.04		0.03
Net realized and unrealized gain (loss) on investments	1.98		0.34

Total from investment activities	2.02		0.37

Distributions
Net investment income	(0.16)		–
Net realized gain	(0.34)		–

Total distributions	(0.50)		–

Net asset value, end of period	$16.37		$14.85

Total Return	13.55	***	2.56%	***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.72%	**	1.85%	**
Expenses, net of fee waivers and reimbursements	1.50%	**	1.50%	**
Net investment income (loss)	0.50%	**	0.50%	**
Portfolio turnover rate	4.54%	***	19.75%	***
Net assets, end of period (000’s)	$8,675		$7,699

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
* Commencement of operations
** Annualized
*** Not Annualized

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on December 29, 2010 (Class A and C shares) and the Advisor Class commenced operations on April 27, 2016. The Fund currently offers Class A, Class C, and Advisor Class shares.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges (including exchange traded funds (“ETFs”) and warrants) or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$21,013,349	$–	$–	$21,013,349
Warrants	4,345,405	–	–	4,345,405
Money Market Fund	563,555	–	–	563,555

	$25,922,309	$–	$–	$25,922,309

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended March 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended March 31, 2017.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer.

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of March 31, 2017, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% (1% effective May 1, 2017) on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 2% (1% effective May 1, 2017) on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective March 31, 2011, the Fund’s shareholders approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and Mr. McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day-to-day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund. McGinn, with USP’s oversight, managed the investment and reinvestment of the assets of the Fund.

USP has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. Effective May 1, 2017, the Adviser entered into a written expense limitation agreement with the same exclusion as noted above, to an annual rate of 1.35% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the six months ended March 31, 2017, USP earned $123,946 and waived $27,718 advisory fees. The total amount of recoverable reimbursements as of March 31, 2017 was $224,756 which expires as follows:

Recoverable Reimbursements and Expiration Dates

2017	2018	2019	2020	Total

$69,528	$52,559	$74,951	$27,718	$224,756

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For the fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the six months ended March 31, 2017, the following fees were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$6,587
Class A	Shareholder Services	448
Class C	12b-1	56,047
Class C	Shareholder Services	3,407
Advisor Class	Shareholder Services	1,972

		$68,461

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 2% (1% effective May 1, 2017) for certain Fund share redemptions occurring within 1 year of purchase on Class A shares if those shares were purchased without paying a front-end sales load and 2% (1% effective May 1, 2017) CDSC on redemptions within one year of purchase on Class C shares. For the six months ended March 31, 2017, FDCC received no underwriting or CDSC fees.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2017, CFS received the following fees:

Administration	Transfer Agent	Accounting

$14,959	$9,033	$12,466

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2017, were as follows:

Purchases	Sales

$1,138,812	$1,102,392

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2017 and the year ended September 30, 2016 was as follows:

	Six Months ended
	March 31, 2017	Year ended
	(unaudited)	September 30, 2016

Distributions paid from:
Ordinary income	$106,099	$65,188
Realized gains	524,933	390,589

	$631,032	$455,777

As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Six Months ended
March 31, 2017
(unaudited)

Accumulated net investment income (loss)	$(34,125)
Accumulated net realized gain (loss)	51,388
Net unrealized appreciation (depreciation) on investments	8,304,524

$8,321,787

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation

$17,617,785	8,743,157	(438,633)	$8,304,524

UNION STREET PARTNERS VALUE FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Six months ended March 31, 2017 (unaudited)

	Class A	Class C	Advisor Class

Shares sold	12,530	51,510	20,210
Shares reinvested	8,098	14,710	15,270
Shares redeemed	(12,139)	(15,858)	(24,111)

Net increase (decrease)	8,489	50,362	11,369

Year* ended September 30, 2016

	Class A	Class C	Advisor Class

Shares sold	34,760	70,548	528,601
Shares reinvested	19,898	12,184	–
Shares redeemed	(577,452)	(20,980)	(9,981)

Net increase (decrease)	(522,794)	61,752	518,620

*Period April 27, 2016 to September 30, 2016 for Advisor Class shares.

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE ADVISORY CONTRACT RENEWAL

At a meeting held on November 14-16, 2016 the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement between the Trust and Union Street Partners, LLC (the “Adviser”) in regard to the Union Street Partners Value Fund and the Sub-Advisory Agreement between the Adviser and McGinn Investment Management, Inc. (the “Sub-Adviser”) on behalf of the Fund (collectively, the “Advisory Agreements”).

Counsel reviewed with the Board the memorandum from Counsel dated October 20, 2016, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Union Street Partners Value Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Union Street Partners Value Fund; (iv) the extent to which economies of scale would be realized if the Union Street Partners Value Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Partners Value Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s and Sub-Adviser’s presentations earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Union Street Partners Value Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Union Street Partners Value Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Union Street Partners Value Fund management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Union Street Partners Value Fund; (v) compliance reports concerning the Union Street Partners Value Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and Sub-Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Union Street Partners Value Fund, information on investment advice, performance, summaries of Union Street Partners Value Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Union Street Partners Value Fund; (iii) the anticipated effect of size on the Union Street Partners Value Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser and Sub-Adviser from their relationship with the Union Street Partners Value Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

1.	Nature, Extent and Quality of the Services Provided by the Adviser and Sub-Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Advisory Agreements. The Trustees reviewed the services being provided by the Adviser and Sub-Adviser to the Union Street Partners Value Fund, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Union Street Partners Value Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; the coordination of services for the Union Street Partners Value Fund among the service providers and the Independent Trustees; the Adviser’s efforts to promote the Union Street Partners Value Fund and grow its assets and the Adviser’s oversight of the Sub-Adviser. The Trustees evaluated the Adviser’s and Sub-Adviser’s personnel,

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

including the education and experience of the Adviser’s and Sub-Adviser’s personnel as well as their specific skill set suited to continue implementing the Union Street Partners Value Fund’s investment strategy. The Trustees considered the expense limitation agreement in place for the Union Street Partners Value Fund and the Adviser’s renewal of that agreement through January 31, 2018. The Trustees also considered the letters of support from principals of the Adviser and Sub-Adviser to Adviser of the Union Street Partners Value Fund. The Trustees considered marketing efforts of the Adviser and Sub-Adviser. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Adviser (including the Adviser’s and Sub-Adviser’s Form ADV and other relevant disclosures), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Union Street Partners Value Fund.

2.	Investment Performance of the Union Street Partners Value Fund, the Adviser and the Sub-Adviser.

In considering the investment performance of the Union Street Partners Value Fund and the Sub-Adviser, the Trustees compared the short and long-term performance of the Union Street Partners Value Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. The Trustees also compared the short and long-term performance of the Union Street Partners Value Fund with the performance of other accounts managed by the Sub-Adviser with similar objectives, strategies and holdings as those of the Union Street Partners Value Fund. The Trustees noted that for the fiscal year ended September 30, 2016, the Union Street Partners Value Fund underperformed its peer category average of Large Value, and it underperformed the Russell 1000 Value Index and the S&P 500® Total Return Index. The Trustees noted that for the longer-term performance for the three-year and five-year periods the Union Street Partners Value Fund underperformed but more closely tracked its peer category average. It was noted that the Union Street Partners Value Fund’s returns generally trailed those of the Sub-Adviser’s separately managed accounts but the Trustees noted that the reasons for the difference was acceptable. After reviewing and discussing the investment performance of the Union Street Partners Value Fund further, the Adviser’s and Sub-Adviser’s experience managing the Union Street Partners Value Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Union Street Partners Value Fund and the Sub-Adviser was satisfactory.

3.	Costs of the Services to be provided and profits to be realized by the Adviser and Sub-Adviser.

In considering the costs of the services to be provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the Union Street Partners Value Fund, the Trustees considered: the Adviser’s and Sub-Adviser’s financial condition and the level of commitment to the Union Street Partners Value Fund by the principals of the Adviser and the Sub-Adviser; the asset level of the Union Street Partners Value Fund; the overall expenses of the Union Street Partners Value Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

and Sub-Adviser regarding its profits associated with managing the Union Street Partners Value Fund. The Trustees noted that the Adviser continues to remain profitable and the Sub-Adviser expects to generate a profit with regard to the Union Street Partners Value Fund. The Trustees also considered potential benefits for the Adviser and Sub-Adviser in managing the Union Street Partners Value Fund. The Trustees then compared the fees and expenses of the Union Street Partners Value Fund (including the management fee) to other comparable mutual funds. The Trustees considered the split of the management fees paid to the Adviser versus that paid to the Sub-Adviser. The Trustees also considered the fees charged by the Sub-Adviser to manage separate accounts with objectives and strategies similar to the Union Street Partners Value Fund. The Trustees noted that the Union Street Partners Value Fund’s management fee for the Union Street Partners Value Fund was higher than its peer category average. The Trustees also noted that the peer category average included 1,262 funds many with significantly higher asset levels than the Union Street Partners Value Fund. The Trustees considered that after taking into effect the expense limitation arrangement, the overall expense ratio of the Union Street Partners Value Fund was more in line with its peer category. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser and Sub-Adviser and the profits to be realized by the Adviser and Sub-Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

4.	Economies of Scale.

The Board next considered the impact of economies of scale on the Union Street Partners Value Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Partners Value Fund’s shareholders. The Trustees considered that while the management fee remained the same at all asset levels, the Union Street Partners Value Fund’s shareholders had experienced benefits from the Union Street Partners Value Fund’s expense limitation arrangement. The Trustees noted that the Union Street Partners Value Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Union Street Partners Value Fund’s expenses fell below the cap set by the arrangement. Thereafter, the Trustees noted that the Union Street Partners Value Fund’s shareholders would continue to benefit from economies of scale under the Union Street Partners Value Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Union Street Partners Value Fund’s asset levels, expectations for growth in the Union Street Partners Value Fund, and fee levels, the Board determined that the Union Street Partners Value Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

5.	The Adviser’s and Sub-Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser and Sub-Adviser.

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Union Street Partners Value Fund; the basis of decisions to buy or sell securities for the Union Street Partners Value Fund; and the substance and administration of the Adviser’s and Sub-Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. It was noted that the Adviser and Sub-Adviser identified specific benefits, including the receipt of advisory fees from their relationship with the Union Street Partners Value Fund as being potential soft dollar type benefits in the case of the Sub-Adviser. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by the Adviser and the Sub-Adviser were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements were fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements for an additional one-year term.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2016, and held for the six months ended March 31, 2017.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

UNION STREET PARTNERS VALUE FUND – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/2016)	Ending Account Value (3/31/2017)	Annualized Expense Ratio	Expenses Paid During Period Ended* 3/31/2017
Class A Actual	$1,000	$1,134.30	1.75%	$ 9.31
Class A Hypothetical**	$1,000	$1,016.25	1.75%	$ 8.80
Class C Actual	$1,000	$1,130.80	2.50%	$13.28
Class C Hypothetical**	$1,000	$1,012.50	2.50%	$12.54
Advisor Class Actual	$1,000	$1,135.50	1.50%	$ 7.99
Advisor Class Hypothetical**	$1,000	$1,017.50	1.50%	$ 7.54

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.
** 5% return before expenses

Investment Adviser:
Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia 22314

Investment Sub-Adviser:
McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.     CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.     CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 6, 2017

* Print the name and title of each signing officer under his or her signature.